Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 2 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$320	$977	$1,659	$3,476

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 3 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 5 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$320	$977	$1,659	$3,476

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 6 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 8 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 9 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 12 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.81%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 14 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$334	$1,018	$1,726	$3,604

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 15 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

EMERGING MARKETS EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 17 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.90%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 17 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$362	$1,100	$1,859	$3,854

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 18 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

CORE FIXED INCOME INVESTMENTS

Effective February 27, 2015, the following sentence is added to the end of the second paragraph in the Principal investment strategies section on pages 20 and 44 of the Prospectus:

The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while allocating assets among Sub-advisers, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

Effective February 27, 2015, the following disclosure is added to the Principal risks of investing in the Fund section on page 21 of the Prospectus and the Principal risks section on page 45 of the Prospectus:

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 20 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 20 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$306	$936	$1,591	$3,346

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 22 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

HIGH YIELD INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 24 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 24 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 25 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 27 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 27 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$329	$1,004	$1,702	$3,558

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 29 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

MUNICIPAL BOND INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 31 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$312	$954	$1,620	$3,402

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 32 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

MONEY MARKET INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 34 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.08%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.23%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 34 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$276	$847	$1,445	$3,061

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 35 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Large Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

LARGE CAPITALIZATION GROWTH INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 2 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 2 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$320	$977	$1,659	$3,476

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 3 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Large Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 5 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.60%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.67%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 5 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$320	$977	$1,659	$3,476

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 6 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Small Capitalization Growth Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

SMALL CAPITALIZATION GROWTH INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 8 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 8 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 9 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Small Capitalization Value Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 11 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.80%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 11 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 12 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

INTERNATIONAL EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 14 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.81%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 14 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$334	$1,018	$1,726	$3,604

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 15 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

EMERGING MARKETS EQUITY INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 17 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.90%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.09%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 17 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$362	$1,100	$1,859	$3,854

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 18 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Core Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

CORE FIXED INCOME INVESTMENTS

Effective February 27, 2015, the following sentence is added to the end of the second paragraph in the Principal investment strategies section on pages 20 and 44 of the Prospectus:

The Fund may also invest in exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while allocating assets among Sub-advisers, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

Effective February 27, 2015, the following disclosure is added to the Principal risks of investing in the Fund section on page 21 of the Prospectus and the Principal risks section on page 45 of the Prospectus:

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 20 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 20 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$306	$936	$1,591	$3,346

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 22 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

High Yield Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

HIGH YIELD INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 24 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.70%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.92%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 24 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$345	$1,051	$1,779	$3,703

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 25 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

International Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 27 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.50%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.76%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 27 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$329	$1,004	$1,702	$3,558

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 29 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Municipal Bond Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

MUNICIPAL BOND INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 31 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets) *	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.40%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.59%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 31 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$312	$954	$1,620	$3,402

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 32 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.

Money Market Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cgcmf_SupplementTextBlock

CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 17, 2015

TO THE PROSPECTUS DATED JANUARY 1, 2015, AS REVISED FEBRUARY 27, 2015

MONEY MARKET INVESTMENTS

Effective April 20, 2015, the following replaces the Fund fees and expenses table on page 34 of the Prospectus:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)
Maximum annual fees in the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs (as a percentage of average quarter-end net assets)*	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment in the Fund)
Management Fees	0.08%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.23%

* Investors existing prior to April 1, 2010, will be assessed a maximum shareholder fee (in addition to annual fund operating expenses) for all assets invested in the Trust under TRAK® CGCM of 1.50% of average quarter-end net assets.

Effective April 20, 2015, the following replaces the Examples on page 34 of the Prospectus:

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.5% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

For Fund investments made through the TRAK® CGCM, Consulting Group Advisor, Select UMA, or Portfolio Management investment advisory programs:

After 1 year	After 3 years	After 5 years	After 10 years
$276	$847	$1,445	$3,061

Effective April 20, 2015, the following replaces the first paragraph under the Performance section on page 35 of the Prospectus:

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Shareholder Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/cgcm.